Direct cost of revenues (Tables)	12 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Direct cost of revenues

	2026	2025
	$	$

Subscription cost of revenue	63,501	70,753
Transaction-based cost of revenue	569,797	505,631
Hardware and other cost of revenue	66,826	50,237

Total direct cost of revenues	700,124	626,621